Schedule of revenue (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Gross revenue	$ 763,844	$ 1,854,776	$ 3,100,812
Less: Discounts and rebate	(6,685)	(5,267)	(10,451)
Net revenue	$ 757,159	$ 1,849,509	$ 3,090,361